Provisions and other liabilities - Expected timing of cash outflows (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions and other liabilities [line items]
Total provision	$ 19,163	$ 16,175
2020 - 2024 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,529
2025-2029 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,904
2030 - 2034 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	3,686
2035 - 2039 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	3,875
Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	5,168
Asset retirement obligations [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	14,719	$ 12,609
Asset retirement obligations [Member] | 2020 - 2024 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,410
Asset retirement obligations [Member] | 2025-2029 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,247
Asset retirement obligations [Member] | 2030 - 2034 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	3,605
Asset retirement obligations [Member] | 2035 - 2039 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	3,719
Asset retirement obligations [Member] | Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,738
Other provisions, including claims and litigations [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,443
Other provisions, including claims and litigations [Member] | 2020 - 2024 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	3,119
Other provisions, including claims and litigations [Member] | 2025-2029 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	657
Other provisions, including claims and litigations [Member] | 2030 - 2034 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	81
Other provisions, including claims and litigations [Member] | 2035 - 2039 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	156
Other provisions, including claims and litigations [Member] | Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	$ 430